Accounts receivable, net	12 Months Ended
Dec. 31, 2023
Accounts receivable, net [Abstract]
Accounts receivable, net
4.	Accounts receivable, net

Accounts receivable, net, consist of the following:

	As of December 31,
	2022	2023
	USD	USD
Accounts receivable associated with prepaid payment network services	492,954	478,880
Less: Allowance for doubtful debts	(59,444)	(194,252)
Accounts receivable, net	$433,510	$284,628

The Company’s accounts receivable are service fees generated through providing prepaid payment network services to customers. As of December 31, 2023 and 2022, the Company had accounts receivable net of $284,628 and $433,510, respectively. The allowance for doubtful accounts were $194,252 and $59,444 as of December 31, 2023 and 2022.

Allowance for doubtful accounts movement:

	As of December 31,
	2022	2023
Beginning balance	$54,896	$59,444
Additions	4,548	134,808
Ending balance	$59,444	$194,252